Bank borrowings	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Bank borrowings

16.  Bank borrowings

Bank borrowings comprise the following at December 31:

	2021
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Borrowings from receivable factoring facility	67,956	—	93,090	93,090
Other loans	—	3,670	2,207	5,877
Total		3,670	95,297	98,967

	2020
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	100,000	—	27,237	27,237
Borrowings from receivable factoring facility	73,626	—	74,844	74,844
Other loans		5,277	249	5,526
Total		5,277	102,330	107,607

Credit facilities

Credit facilities comprise the following at December 31:

	2021	2020
	US$'000	US$'000
Secured loans carried at amortised cost
Principal amount	—	31,155
Unamortised issuance costs	—	(3,918)
Accrued interest	—	—
Total	—	27,237

Amount due for settlement within 12 months	—	27,237
Amount due for settlement after 12 months	—	—
Total	—	27,237

On October, 11, 2019, Ferroglobe subsidiaries Globe Specialty Metals, Inc., and QSIP Canada ULC, as borrowers, entered into a Credit and Security Agreement for a new $100 million north American asset-based revolving credit facility (the “ABL Revolver”), with PNC Bank, N.A., as lender.

On March 16, 2021, the Company has repaid in its entirety the remaining balance at the date for an amount equal to $39,476 thousand, cancelling its obligations derived from the contract.

Borrowings from receivable factoring facility

On October 2, 2020, the Company ended the receivables funding agreement over European receivables, signing a new factoring agreement with a Leasing and Factoring Agent, for anticipating the collection of receivables of the Company’s European entities. As a result of the agreement, the Agent provided a cash consideration of circa $48.8 million, repurchased the receivables portfolio sold to the SPE on September 28, and consequently assumed the loan tranche of the senior borrower to the SPE. Also, the senior loan and intermediate subordinate loan tranches were paid with internal sources of funds, terminating the financing structure of the securitization program (See Note 10).

The main characteristics of the agreement are the following:

-	the maximum cash consideration advanced for the financing facility is up to EUR 60,000 thousand;
-	over collateralization of 10% of accounts receivable as guarantee provided to the Agent until payment has been satisfied;
-	Annual fee of 0.15% applied to the annual revenues ceded to the Agent;
-	Financing commission of 1% charged annually;

Other conditions are set in relation to credit insurance policy which has been structured in an excess of loss policy where the first EUR 5,000 thousand of bad debt losses are not covered by the insurance provider. The Company has assumed the cash collateralization for the entire excess of loss, as agreed in contractual terms.

Judgements relating to the accounting for the factoring agreement

The Company has assessed whether it has transferred substantially all risks and rewards, continuing to be exposed to the variable returns from its involvement in the factoring agreement as it is exposed to credit risk, so the conclusion is that the derecognition criteria is not met and therefore, the account receivables sold are not derecognized from the balance sheet and an obligation is recognized as bank borrowings for the amount of cash advanced by the Leasing and Factoring Agent.

As of December 31, 2021, the Company exceeded the limit, the lender agreed a temporary increase of the limit.

Other Loans

Include loans held by The Company to finance their current activities in France and Argentina. The loan related to France was signed in July 2020 for an amount of $5,277 thousand. The balance as of December 31, 2021 is $3,670 thousand. The loan is zero interest rate, guaranteed by French government, and the initial period is one year duration, with repayment of up to five years. The loans related to Argentina are three short term loans for a total amount of $975 thousand due in 2022.

Since December 2019, the Company entered into a forfaiting program where some of the Company’s French and Spanish entities may assign their rights to receive payments under the Contracts with the customer “ArcelorMittal Sourcing s.c.a.”  in accordance with a forfaiting scheme.

Foreign currency exposure of bank borrowings

The breakdown by currency of bank borrowings at December 31, is as follows:

	2021
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	—	1,245	1,245
Borrowings in Euros	3,670	94,052	97,722
Total	3,670	95,297	98,967

	2020
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	—	27,486	27,486
Borrowings in other currencies	5,277	74,844	80,121
Total	5,277	102,330	107,607

Contractual maturity of non-current bank borrowings

The contractual maturity of bank borrowings at December 31, 2021, was as follows:

	2021
	2022	2025	Total
	US$'000	US$'000	US$'000
Credit facilities	—	—	—
Borrowings from supplier factoring facility	93,941	—	93,941
Other loans	2,229	3,670	5,899
Total	96,170	3,670	99,840